As Filed with the Securities and Exchange Commission on December 20, 2002
                                    Registration Nos. 333-28755; 811-5626
-----------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
     Pre-Effective Amendment No.___                                 [ ]
     Post-Effective Amendment No. 21                                [X]
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
     Amendment No. 188                                              [X]

                        (Check appropriate box or boxes)

                               SEPARATE ACCOUNT B
                           (Exact Name of Registrant)

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               (Name of Depositor)

                               1475 Dunwoody Drive
                      West Chester, Pennsylvania 19380-1478
        (Address of Depositor's Principal Executive Offices) (Zip Code)
        Depositor's Telephone Number, including Area Code (610) 425-3400

        Linda E. Senker, Esq.                       Kimberly J. Smith
        ING                                         ING
        1475 Dunwoody Drive                         1475 Dunwoody Drive
        West Chester, PA 19380-1478                 West Chester, PA 19380-1478
        (610) 425-4139                              (610) 425-3427
                 (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):
          [X]  immediately upon filing pursuant to paragraph (b) of Rule 485
          [ ]  on (date) pursuant to paragraph (b) of Rule 485
          [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
          [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
          [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
     Deferred Combination Variable and Fixed Annuity Contracts

----------------------------------------------------------------------------

                           PARTS A AND B

The Prospectus, dated May 1, 2002, and the Statement of Additional Information dated May 1, 2002 and a Supplement to the Prospectus dated July 31, 2002 are incorporated into Parts A and B, respectively, of this Post-Effective
Amendment No. 21 by reference to Post-Effective Amendment Nos. 16, 17 and 19 to the Registration Statement on Form N-4 (File No. 333-28755), as filed on
April 29, 2002, July 31, 2002 and October 23, 2002, repectively.

One supplement dated December 23, 2002 to the Prospectus is included in Part A of this Post-Effective Amendment No. 21.

GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

                              PROSPECTUS SUPPLEMENT
                             DATED DECEMBER 23, 2002

                         SUPPLEMENT TO THE PROSPECTUSES
                              DATED MAY 1, 2002 FOR

            DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACTS
                ISSUED BY GOLDEN AMERICAN LIFE INSURANCE COMPANY
                     "GOLDENSELECT PREMIUM PLUS PROSPECTUS"

                                       AND

            "GOLDENSELECT PREMIUM PLUS FEATURING THE GALAXY VIP FUND"

                          -----------------------------


The following information supplements the "Optional Riders" section of the prospectus with regard to the benefit under the Minimum Guaranteed Income Benefit ("MGIB") Rider and the charges under all three optional benefit riders. These provisions apply only to a new category of contract owners, Yr-2003 contract owners. Yr-2003 contract owners are those who purchased contracts on or after January 15, 2003, and whose contracts contain the new living benefit rider provisions described in this supplement.

OPTIONAL RIDER CHARGES

The section, "Optional Rider Charges" under "Charges and Fees" in the prospectus is hereby amended to provide that the quarterly charge for the Minimum Guaranteed Accumulation Benefit Rider ("MGAB") and the Minimum Guaranteed Withdrawal Benefit Rider ("MGWB") and for the MGIB Rider in states where the Yr-2003 benefit rider is not available, is 0.1625% of the MGAB is 0.1625% of the MGAB Charge Base or original MGWB Eligible Payment Amount, as applicable (0.65% annually).. The quarterly charge for the MGIB Rider for Yr-2003 contracts is 0.1875% of the MGIB Charge Base (0.75% annually).

MGIB CHARGE BASE: The MGIB Charge Base is the greater of the MGIB Rollup Base and the MGIB Ratchet Base.

     (i) The MGIB Rollup Base is equal to the lesser of the Maximum MGIB Base and the sum of (a), (b) and (c) where:

          (a)  is the MGIB Rollup Base for Covered Funds;

          (b)  is the MGIB Rollup Base for Special Funds;

          (c)  is the MGIB Rollup Base for Excluded Funds; and

     (ii) The MGIB Ratchet Base is equal to the sum of (a) and (b) where:

          (a)  is the MGIB Ratchet Base for Covered and Special Funds; and

          (b)  is the MGIB Ratchet Base for Excluded Funds.

CALCULATION OF MINIMUM GUARANTEED INCOME BENEFIT

The section, "Minimum Guaranteed Income Benefit (MGIB) Rider" under "Optional Riders" in the prospectus is hereby amended as follows for Yr-2003 contract owners. Other than as noted below, the provisions of the prospectus remain unchanged and continue to apply.

MGIB BENEFIT BASE: The MGIB Benefit Base is equal to the greater of the MGIB Rollup Benefit Base and the MGIB Ratchet Benefit Base.

     (i) The MGIB Rollup Benefit Base is equal to the lesser of the Maximum MGIB Base and the sum of (a), (b) and (c) where:

          (a)  is the MGIB Rollup Base for Covered Funds;

          (b)  is the MGIB Rollup Base for Special Funds;

          (c)  is the contract value allocated to Excluded Funds; and

     (ii) The MGIB Ratchet Benefit Base is equal to the sum of (a) and (b) where:

          (a)  is the MGIB Ratchet Base for Covered and Special Funds; and

          (b)  is the contract value allocated to Excluded Funds.

The MGIB ROLLUP BASE is calculated as described in the prospectus for the MGIB Base except that the MAXIMUM MGIB BASE equals 300% of eligible premiums (plus credits) adjusted pro rata for withdrawals, and the words, "MGIB Rollup Base", replace the words, or "MGIB Base".

The MGIB RATCHET BASE FOR COVERED FUNDS AND SPECIAL FUNDS equals:

     o on the rider date, eligible premiums plus credits, or the contract value, if applicable, allocated to Covered Funds and Special Funds;

     o on each "quarterly anniversary date" prior to attainment of age 90, the MGIB Ratchet Base for Covered Funds and Special Funds is set equal to the greater of :

          (1) the current contract value allocated to Covered Funds and Special Funds (after any deductions occurring on that date); and

          (2) the MGIB Ratchet Base for Covered Funds and Special Funds from the most recent prior quarterly anniversary date, adjusted for any new eligible premiums and withdrawals attributable to Covered Funds or Special Funds, and transfers.

     o at other times, the MGIB Ratchet Base for Covered Funds and Special Funds is the MGIB Ratchet Base from the prior quarterly anniversary date, adjusted for subsequent eligible premiums and withdrawals attributable to Covered Funds or Special Funds, and transfers.

The MGIB RATCHET BASE FOR EXCLUDED FUNDS is calculated the same as for Covered Funds and Special Funds, but for premiums, credits, allocations, withdrawals or transfers attributable to Excluded Funds.

EFFECT OF TRANSFERS ON MGIB RATCHET BASE:

Net transfers from Covered or Special Funds to Excluded Funds will reduce the MGIB Ratchet Base allocated to Covered and Special Funds on a pro-rata basis. The resulting increase in the MGIB Ratchet Base allocated to Excluded Funds will equal the reduction in the MGIB Ratchet Base allocated to Covered and Special Funds.

Net transfers from Excluded Funds to Covered or Special Funds will reduce the MGIB Ratchet Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Ratchet Base allocated to Covered and Special Funds will equal the lesser of the net contract value transferred and the change in the MGIB Ratchet Base allocated to Excluded Funds.

A "quarterly anniversary date" is the date three months from the contract date that falls on the same date in the month as the contract date. For example, if the contract date is February 12, the quarterly anniversary date is May 12. If there is no corresponding date in the month, the quarterly anniversary date will be the last date of such month. If the quarterly anniversary date falls on a weekend or holiday, we will use the value as of the subsequent business day.

MGIB INCOME OPTIONS

A new option is available, once during the life of the Contract, to elect to apply up to 50% of the MGIB Benefit Base to one of the MGIB Income Options available under the Rider. This option may only be exercised on a contract anniversary at or after the end of the waiting period. The portion of the MGIB Benefit Base so applied will be used to determine the MGIB income, as is otherwise described in the prospectus. The Contract Value will be reduced on a pro rata basis. Any subsequent exercise of your right to receive payments under the MGIB rider must be for 100% of the remaining value. The amount applied to the partial annuitization will be treated as a withdrawal for purposes of adjusting contract and rider values. Please note that if you elect partial annuitization, income payments received will be reported as withdrawals. Please consult your tax adviser before making this election.

The following are the MGIB Income Options available under the MGIB Rider:

     (a) Income for Life (Single Life or Joint with 100% Survivor) and 10-20 year certain;

     (b)  Income for a 20-30 year period certain;

     (c) Any other income plan offered by the Company in conjunction with the MGIB rider on the MGIB Benefit Date.

You may elect to have payments under MGIB Income Options (a) and (b) increase annually at 1%, 2% or 3%.

The following table replaces the expense table in the Profile to the Prospectus, and reflects the new highest optional rider charge, assumed to be 1.14%, where the rider base is equal to the initial premium and increases by 7% each year.

---------------------------------------------------------------------------------------------------------------------------
                                                                                                  EXAMPLES:
                                                                                                  ---------
                               TOTAL ANNUAL                       TOTAL ANNUAL           TOTAL CHARGES AT THE END OF:
                            INSURANCE CHARGES                        CHARGES              1 YEAR             10 YEARS
                             ----------------                   ----------------      --------------      -----------------
                             WITH       W/O     TOTAL ANNUAL    WITH       W/O        WITH      W/O       WITH        W/O
                              THE       ANY      INVESTMENT     THE        ANY        THE       ANY        THE        ANY
                             RIDER     RIDER     PORTFOLIO     RIDER      RIDER      RIDER     RIDER      RIDER      RIDER
INVESTMENT PORTFOLIO        CHARGES    CHARGE     CHARGES     CHARGES     CHARGE    CHARGES    CHARGE    CHARGES     CHARGE
---------------------------------------------------------------------------------------------------------------------------
THE GCG TRUST
All Cap                      3.37%     1.93%       1.01%       4.38%      2.94%      $126       $111       $470       $339
Capital Growth               3.37%     1.93%       1.02%       4.39%      2.95%      $126       $111       $471       $340
Capital Guardian Small Cap   3.37%     1.93%       0.95%       4.32%      2.88%      $125       $110       $465       $333
Core Bond                    3.37%     1.93%       1.01%       4.38%      2.94%      $126       $111       $470       $339
Developing World             3.37%     1.93%       1.76%       5.13%      3.69%      $133       $119       $530       $410
Diversified Mid-Cap          3.37%     1.93%       1.01%       4.38%      2.94%      $126       $111       $470       $339
Equity Growth - S            3.37%     1.93%       1.01%       4.38%      2.94%      $126       $111       $470       $333
Equity Income                3.37%     1.93%       0.95%       4.32%      2.88%      $125       $110       $465       $339
Equity Opportunity           3.37%     1.93%       0.95%       4.32%      2.88%      $125       $110       $465       $333
Focus Value - S              3.37%     1.93%       1.06%       4.43%      2.99%      $126       $111       $474       $344
Fully Managed                3.37%     1.93%       0.95%       4.32%      2.88%      $125       $110       $465       $333
Fundamental Growth - S       3.37%     1.93%       1.06%       4.43%      2.99%      $126       $111       $474       $344
Global Franchise - S         3.37%     1.93%       1.26%       4.63%      3.19%      $128       $113       $491       $363
Growth                       3.37%     1.93%       1.02%       4.39%      2.95%      $126       $111       $471       $340
Hard Assets                  3.37%     1.93%       0.95%       4.32%      2.88%      $125       $110       $465       $333
International Enhanced       3.37%     1.93%       1.26%       4.63%      3.19%      $128       $113       $491       $363
EAFE - S

International Equity         3.37%     1.93%       1.26%       4.63%      3.19%      $128       $113       $491       $363
Internet Tollkeeper          3.37%     1.93%       1.86%       5.23%      3.79%      $134       $120       $538       $419
Investors                    3.37%     1.93%       1.01%       4.38%      2.94%      $126       $111       $470       $339
J.P. Morgan Fleming Small    3.37%     1.93%       1.16%       4.53%      3.09%      $127       $112       $482       $354
Cap Equity - S

Janus Growth and Income      3.37%     1.93%       1.11%       4.48%      3.04%      $127       $112       $478       $349
Large Cap Value              3.37%     1.93%       1.01%       4.38%      2.94%      $126       $111       $470       $339
Limited Maturity Bond        2.98%     1.93%       0.54%       3.52%      2.47%      $117       $106       $387       $292
Liquid Asset                 2.98%     1.93%       0.54%       3.52%      2.47%      $117       $106       $387       $292
Managed Global               3.37%     1.93%       1.26%       4.63%      3.19%      $128       $113       $491       $363
Mid-Cap Growth               3.37%     1.93%       0.89%       4.26%      2.82%      $124       $110       $460       $327
Real Estate                  3.37%     1.93%       0.95%       4.32%      2.88%      $125       $110       $465       $333
Research                     3.37%     1.93%       0.89%       4.26%      2.82%      $124       $110       $460       $327
Special Situations           3.37%     1.93%       1.11%       4.48%      3.04%      $127       $112       $478       $349
Strategic Equity             3.37%     1.93%       0.95%       4.32%      2.88%      $125       $110       $465       $333
Total Return                 3.37%     1.93%       0.89%       4.26%      2.82%      $124       $110       $460       $327
Value Equity                 3.37%     1.93%       0.95%       4.32%      2.88%      $125       $110       $465       $333
Van Kampen Growth and        3.37%     1.93%       0.95%       4.32%      2.88%      $125       $110       $465       $333
Income

AIM VARIABLE INSURANCE FUND
AIM V.I. Dent Demographic    3.37%     1.93%       1.45%       4.82%      3.38%      $130       $115       $506       $381
Trends Fund

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP                 3.37%     1.93%       0.84%       4.21%      2.77%      $124       $109       $456       $322
Equity-Income Portfolio
-S2

Fidelity VIP Growth          3.37%     1.93%       0.93%       4.30%      2.86%      $125       $110       $463       $331
Portfolio -S2

THE GALAXY VIP FUND
Asset Allocation             3.37%     1.93%       1.03%       4.40%      2.96%      $126       $111       $472       $341
Equity                       3.37%     1.93%       1.02%       4.39%      2.95%      $126       $111       $471       $340
Growth and Income            3.37%     1.93%       1.42%       4.79%      3.35%      $130       $115       $503       $379
High Quality Bond            3.37%     1.93%       1.07%       4.44%      3.00%      $126       $112       $475       $345
Small Company Growth         3.37%     1.93%       2.54%       5.91%      4.47%      $141       $127       $587       $477

ING GET FUND
ING GET                      3.87%     2.43%       1.00%       4.87%      3.43%      $131       $117        N/A        N/A

ING VARIABLE INSURANCE TRUST
ING VP Worldwide Growth      3.37%     1.93%       1.23%       4.60%      3.16%      $128       $113       $488       $361

ING VARIABLE PRODUCTS TRUST
ING VP Growth                3.37%     1.93%       1.10%       4.47%      3.03%      $127       $112       $477       $348
Opportunities (S)
ING VP MagnaCap  (S)         3.37%     1.93%       1.10%       4.47%      3.03%      $127       $112       $477       $348
ING VP SmallCap              3.37%     1.93%       1.10%       4.47%      3.03%      $127       $112       $477       $348
Opportunities (S)

ING VP BOND PORTFOLIO
ING VP Bond Portfolio -S     3.37%     1.93%       0.75%       4.12%      2.68%      $123       $108       $448       $313

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF-                 3.37%     1.93%       1.07%       4.44%      3.00%      $126       $112       $475       $345
   Financial Services Fund
INVESCO VIF-                 3.37%     1.93%       1.06%       4.43%      2.99%      $126       $111       $474       $344
   Health Sciences Fund
INVESCO VIF-                 3.37%     1.93%       1.39%       4.76%      3.32%      $130       $115       $501       $376
   Leisure Fund
INVESCO VIF-                 3.37%     1.93%       1.37%       4.74%      3.30%      $129       $115       $499       $374
   Utilities Fund

THE PIMCO VARIABLE INSURANCE TRUST
PIMCO High Yield             3.37%     1.93%       0.75%       4.12%      2.68%      $123       $108       $448       $313
PIMCO StocksPLUS Growth      3.37%     1.93%       0.65%       4.02%      2.58%      $122       $107       $439       $303
and Income

PIONEER VARIABLE CONTRACTS TRUST
Pioneer Fund VCT Portfolio   3.37%     1.93%       1.04%       4.41%      2.97%      $126       $111       $472       $342
Pioneer Mid-Cap Value VCT    3.37%     1.93%       1.11%       4.48%      3.04%      $127       $112       $478       $349
Portfolio

PROFUNDS VP
ProFund VP Bull              3.37%     1.93%       1.98%       5.35%      3.91%      $136       $121       $547       $430
ProFund VP Europe 30         3.37%     1.93%       1.89%       5.26%      3.82%      $135       $120       $540       $422
ProFund VP Small-Cap         3.37%     1.93%       2.25%       5.62%      4.18%      $138       $124       $567       $453

THE PRUDENTIAL SERIES FUND, INC.
Jennison                     3.37%     1.93%       1.04%       4.41%      2.97%      $126       $111       $472       $342
SP Jennison International    3.37%     1.93%       2.26%       5.63%      4.19%      $138       $124       $567       $454
Growth
------------------------------------------------------------------------------------------------------------------------------


EXAMPLES

The following two examples are designed to show you the expenses you would pay on a $1,000 investment, that earns 5% annually. These examples replace Examples 1 and 2 currently in your prospectus. Examples 3 and 4 are unchanged. Each example assumes election of the Max 7 Enhanced Death Benefit. The examples reflect the deduction of a mortality and expense risk charge, an asset-based administrative charge, and the annual contract administrative charge as an annual charge of 0.03% of assets (based on an average contract value of $120,000). Expenses for the GET Fund, if available, also reflect the asset-based GET Fund guarantee charge of 0.50% of assets in the GET Fund. Because a GET Fund series has a five year period to maturity, no GET Fund expenses are shown in the 10 year expense column for the GET Fund. These examples also assume you elected the earnings multiplier benefit rider with a charge of 0.30% of the contract value annually and that you elected an optional benefit rider with the highest cost, an assumed charge of 1.14% annually, where the rider base is equal to the initial premium and increases by 7% annually, and the rider charge is assessed each quarter on a base equal to the hypothetical $1,000 premium increasing at 7% per year. The assumed annual rider charge of 1.14% results from the assumption of a 7% annual increase in the rider base but only a 5% earnings increase in the contract value before expenses. Thus, 1.14% represents an annual charge over the 10-year period which is equivalent to a charge of 0.1875% of rider base per quarter over the same period. For Yr-2003 contract owners, the assumed annual rider charge is 0.75% for allocations to the Liquid Asset Portfolio or Limited Maturity Bond Portfolio. Each example also assumes that any applicable expense reimbursement of underlying portfolio expenses will continue for the periods shown. If another death benefit is elected instead of the Max 7 Enhanced Death Benefit used in the examples, the actual expenses will be less than those represented in the examples. Note that surrender charges may apply if you choose to annuitize your Contract. Thus, in the event you annuitize your Contract under circumstances which require a surrender charge, you should refer to Examples 1 and 3 which assume applicable surrender charges.

Example 1:

If you surrender your Contract at the end of the applicable time period and elected both the earnings multiplier benefit rider and another optional benefit rider with the highest charge, you would pay the following expenses for each $1,000 invested:

      --------------------------------------------------------------------------------------------------------------------
                                                         1 YEAR           3 YEARS           5 YEARS          10 YEARS
      --------------------------------------------------------------------------------------------------------------------
      THE GCG TRUST
      All Cap                                             $126              $218             $301              $470
      Capital Growth                                      $126              $218             $302              $471
      Capital Guardian Small Cap                          $125              $216             $298              $465
      Core Bond                                           $126              $218             $301              $470
      Developing World                                    $133              $240             $336              $530
      Diversified Mid-Cap                                 $126              $218             $301              $470
      Equity Growth-S                                     $126              $218             $301              $470
      Equity Income                                       $125              $216             $298              $465
      Equity Opportunity                                  $125              $216             $298              $465
      Focus Value-S                                       $126              $219             $304              $474
      Fully Managed                                       $125              $216             $298              $465
      Fundamental Growth-S                                $126              $219             $304              $474
      Global Franchise-S                                  $128              $225             $313              $491
      Growth                                              $126              $218             $302              $471
      Hard Assets                                         $125              $216             $298              $465
      International Enhanced EAFE-S                       $128              $225             $313              $491
      International Equity                                $128              $225             $313              $491
      Internet Tollkeeper                                 $134              $243             $340              $538
      Investors                                           $126              $218             $301              $470
      J.P. Morgan Fleming Small Cap Equity-S              $127              $222             $308              $482
      Janus Growth and Income                             $127              $221             $306              $478
      Large Cap Value                                     $126              $218             $301              $470
      Limited Maturity Bond                               $117              $191             $258              $387
      Liquid Asset                                        $117              $191             $258              $387
      Managed Global                                      $128              $225             $313              $491
      Mid-Cap Growth                                      $124              $214             $296              $460
      Real Estate                                         $125              $216             $298              $465
      Research                                            $124              $214             $296              $460
      Special Situations                                  $127              $221             $306              $478
      Strategic Equity                                    $125              $216             $298              $465
      Total Return                                        $124              $214             $296              $460
      Value Equity                                        $125              $216             $298              $465
      Van Kampen Growth and Income                        $125              $216             $298              $465

      AIM VARIABLE INSURANCE FUNDS
      AIM V.I. Dent Demographic Trends Fund               $130              $231             $322              $506

      FIDELITY VARIABLE INSURANCE PRODUCTS FUND
      Fidelity VIP Equity-Income Portfolio -S2            $124              $213             $293              $456
      Fidelity VIP Growth Portfolio -S2                   $125              $216             $298              $463

      ING VARIABLE INSURANCE TRUST
      ING VP Worldwide Growth                             $128              $224             $312              $488

      ING VP BOND PORTFOLIO
      ING VP Bond Portfolio -S                            $123              $210             $289              $448

      ING VARIABLE PRODUCTS TRUST
      ING VP Growth Opportunities (S)                     $127              $221             $306              $477
      ING VP MagnaCap  (S)                                $127              $221             $306              $477
      ING VP SmallCap Opportunities (S)                   $127              $221             $306              $477

      INVESCO VARIABLE INVESTMENT FUNDS, INC.
      INVESCO VIF- Financial Services Fund                $126              $220             $304              $475
      INVESCO VIF- Health Sciences Fund                   $126              $219             $304              $474
      INVESCO VIF- Leisure Fund                           $130              $229             $319              $501
      INVESCO VIF- Utilities Fund                         $129              $228             $318              $499

      THE PIMCO VARIABLE INSURANCE TRUST
      PIMCO High Yield                                    $123              $210             $289              $448
      PIMCO StocksPLUS Growth and Income                  $122              $207             $284              $439

      PIONEER VARIABLE CONTRACTS TRUST
      Pioneer Fund VCT Portfolio                          $126              $219             $303              $472
      Pioneer Mid-Cap Value VCT Portfolio                 $127              $221             $306              $478

      PROFUNDS
      ProFund VP Bull                                     $136              $246             $346              $547
      ProFund VP Europe 30                                $135              $243             $342              $540
      ProFund VP Small-Cap                                $138              $254             $358              $567

      THE PRUDENTIAL SERIES FUND, INC.
      Jennison                                            $126              $219             $303              $472
      SP Jennison International Growth                    $138              $254             $358              $567

      THE GALAXY VIP FUND
      Asset Allocation                                    $126              $219             $302              $472
      Equity                                              $126              $218             $302              $471
      Growth and Income                                   $130              $230             $320              $503
      High Quality Bond                                   $126              $220             $304              $475
      Small Company Growth                                $141              $262             $370              $587

      ING GET FUND
      ING GET                                             $131              $232             $324              N/A
      --------------------------------------------------------------------------------------------------------------------

Example 2:

If you do not surrender your Contract at the end of the applicable time period and elected both the earnings multiplier benefit rider and another optional benefit rider with the highest charge, you would pay the following expenses for each $1,000 invested:

      --------------------------------------------------------------------------------------------------------------------
                                                         1 YEAR           3 YEARS           5 YEARS          10 YEARS
      --------------------------------------------------------------------------------------------------------------------
      THE GCG TRUST
      All Cap                                              $46              $138             $231              $470
      Capital Growth                                       $46              $138             $232              $471
      Capital Guardian Small Cap                           $45              $136             $228              $465
      Core Bond                                            $46              $138             $231              $470
      Developing World                                     $53              $160             $266              $530
      Diversified Mid-Cap                                  $46              $138             $231              $470
      Equity Growth-S                                      $46              $138             $231              $470
      Equity Income                                        $45              $136             $228              $465
      Equity Opportunity                                   $45              $136             $228              $465
      Focus Value-S                                        $46              $139             $234              $474
      Fully Managed                                        $45              $136             $228              $465
      Fundamental Growth-S                                 $46              $139             $234              $474
      Global Franchise-S                                   $48              $145             $243              $491
      Growth                                               $46              $138             $232              $471
      Hard Assets                                          $45              $136             $228              $465
      International Enhanced EAFE-S                        $48              $145             $243              $491
      International Equity                                 $48              $145             $243              $491
      Internet Tollkeeper                                  $54              $163             $270              $538
      Investors                                            $46              $138             $231              $470
      J.P. Morgan Fleming Small Cap Equity-S               $47              $142             $238              $482
      Janus Growth and Income                              $47              $141             $236              $478
      Large Cap Value                                      $46              $138             $231              $470
      Limited Maturity Bond                                $37              $111             $188              $387
      Liquid Asset                                         $37              $111             $188              $387
      Managed Global                                       $48              $145             $243              $491
      Mid-Cap Growth                                       $44              $134             $226              $460
      Real Estate                                          $45              $136             $228              $465
      Research                                             $44              $134             $226              $460
      Special Situations                                   $47              $141             $236              $478
      Strategic Equity                                     $45              $136             $228              $465
      Total Return                                         $44              $134             $226              $460
      Value Equity                                         $45              $136             $228              $465
      Van Kampen Growth and Income                         $45              $136             $228              $465

      AIM VARIABLE INSURANCE FUNDS
      AIM V.I. Dent Demographic Trends Fund                $50              $151             $252              $506

      FIDELITY VARIABLE INSURANCE PRODUCTS FUND
      Fidelity VIP Equity-Income Portfolio -S2             $44              $133             $223              $456
      Fidelity VIP Growth Portfolio -S2                    $45              $136             $228              $463

      ING VARIABLE INSURANCE TRUST
      ING VP Worldwide Growth                              $48              $144             $242              $488

      ING VP BOND PORTFOLIO
      ING VP Bond Portfolio -S                             $43              $130             $219              $448

      ING VARIABLE PRODUCTS TRUST
      ING VP Growth Opportunities (S)                      $47              $141             $236              $477
      ING VP MagnaCap  (S)                                 $47              $141             $236              $477
      ING VP SmallCap Opportunities (S)                    $47              $141             $236              $477

      INVESCO VARIABLE INVESTMENT FUNDS, INC.
      INVESCO VIF- Financial Services Fund                 $46              $140             $234              $475
      INVESCO VIF- Health Sciences Fund                    $46              $139             $234              $474
      INVESCO VIF- Leisure Fund                            $50              $149             $249              $501
      INVESCO VIF- Utilities Fund                          $49              $148             $248              $499

      THE PIMCO VARIABLE INSURANCE TRUST
      PIMCO High Yield                                     $43              $130             $219              $448
      PIMCO StocksPLUS Growth and Income                   $42              $127             $214              $439

      PIONEER VARIABLE CONTRACTS TRUST
      Pioneer Fund VCT Portfolio                           $46              $139             $233              $472
      Pioneer Mid-Cap Value VCT Portfolio                  $47              $141             $236              $478

      PROFUNDS
      ProFund VP Bull                                      $56              $166             $276              $547
      ProFund VP Europe 30                                 $55              $163             $272              $540
      ProFund VP Small-Cap                                 $58              $174             $288              $567

      THE PRUDENTIAL SERIES FUND, INC.
      Jennison                                             $46              $139             $233              $472
      SP Jennison International Growth                     $58              $174             $288              $567

      THE GALAXY VIP FUND
      Asset Allocation                                     $46              $139             $232              $472
      Equity                                               $46              $138             $232              $471
      Growth and Income                                    $50              $150             $250              $503
      High Quality Bond                                    $46              $140             $234              $475
      Small Company Growth                                 $61              $182             $300              $587

      ING GET FUND
      ING GET                                              $51              $152             $254              N/A
      --------------------------------------------------------------------------------------------------------------------









GOLDEN AMERICAN LIFE INSURANCE COMPANY
Golden American Life Insurance Company is a stock company domiciled in Delaware.

125130   Premium Plus--Galaxy PP                                        12/23/02

                      PART C -- OTHER INFORMATION

ITEM 24: FINANCIAL STATEMENTS


(a) (1) All relevant financial statements are incorporated by reference into Part B of this registration statement.
     (2) Schedules I, III and IV follow. All other schedules to the consolidated financial statements required by Article 7 of Regulation S-X are omitted because they are not applicable or because the information is included elsewhere in the consolidated financial statements or notes thereto.
     (3)  FAS No. 142 - Transitional Disclosures

                                                             SCHEDULE I
                                                       SUMMARY OF INVESTMENTS
                                              OTHER THAN INVESTMENTS IN RELATED PARTIES
                                                       (DOLLARS IN THOUSANDS)



                                                                                                                      BALANCE
                                                                                                                        SHEET
   DECEMBER 31, 2001                                                                    COST(1)          VALUE         AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
   TYPE OF INVESTMENT
   Fixed maturities, available for sale:
    Bonds:
      United States government and governmental agencies and authorities....           $132,081        $129,125        $129,125
      Public utilities......................................................             39,775          38,746          38,746
      Foreign government....................................................            143,574         146,687         146,687
      Corporate securities..................................................          1,111,798       1,116,788       1,116,788
      Other asset-backed securities.........................................            388,250         393,836         393,836
      Mortgage-backed securities............................................            167,049         169,731         169,731
                                                                                  ----------------------------------------------
      Total fixed maturities, available for sale............................          1,982,527       1,994,913       1,994,913

   Equity securities:
      Common stocks: industrial, miscellaneous, and all other...............                 74              55              55

   Mortgage loans on real estate............................................            213,883                         213,883
   Policy loans.............................................................             14,847                          14,847
   Short-term investments...................................................             10,021                          10,021
                                                                                  ---------------                 --------------
   Total investments........................................................         $2,221,352                      $2,233,719
                                                                                  ===============                 ==============

Note 1: Cost is defined as original cost for common stocks, amortized cost for bonds and short-term investments, and unpaid principal for policy loans and mortgage loans on real estate, adjusted for amortization of premiums and accrual of discounts.





                                                            SCHEDULE III
                                                 SUPPLEMENTARY INSURANCE INFORMATION
                                                       (DOLLARS IN THOUSANDS)


COLUMN A         COLUMN B       COLUMN C   COLUMN D   COLUMN E    COLUMN F   COLUMN G  COLUMN H      COLUMN I    COLUMN J  COLUMN K
------------------------------------------------------------------------------------------------------------------------------------
                                 FUTURE
                                 POLICY                                                            AMORTIZA-
                               BENEFITS,                 OTHER                          BENEFITS     TION OF
                                 LOSSES,                POLICY                            CLAIMS,   DEFERRED
                 DEFERRED        CLAIMS                 CLAIMS   INSURANCE                LOSSES      POLICY
                   POLICY           AND    UNEARNED        AND    PREMIUMS        NET        AND       ACQUI-      OTHER
              ACQUISITION          LOSS     REVENUE   BENEFITS         AND INVESTMENT SETTLEMENT       SITION   OPERATING  PREMIUMS
SEGMENT             COSTS      EXPENSES     RESERVE    PAYABLE     CHARGES     INCOME   EXPENSES        COSTS   EXPENSES*   WRITTEN
------------------------------------------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001:

Life insurance   $709,042    $2,178,189      $6,241       $836    $163,805    $94,396   $209,082      $45,229   $232,659         --

YEAR ENDED DECEMBER 31, 2000:

Life insurance   $635,147    $1,062,891      $6,817        $82    $144,877    $64,140   $200,031      $55,154   $143,764         --

YEAR ENDED DECEMBER 31, 1999:

Life insurance   $528,957    $1,033,701      $6,300         $8     $82,935    $59,169   $182,221      $33,119   $(83,370)        --



* This includes policy acquisition costs deferred for first year commissions and interest bonuses, premium credit, and other expenses related to the production of new business. The costs related to first year interest bonuses and the premium credit are included in benefits claims, losses, and settlement expenses.





                                                             SCHEDULE IV
                                                             REINSURANCE


Column A                                             COLUMN B        COLUMN C         COLUMN D        COLUMN E        COLUMN F
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    PERCENTAGE
                                                                     CEDED TO          ASSUMED                       OF AMOUNT
                                                        GROSS           OTHER       FROM OTHER             NET         ASSUMED
                                                       AMOUNT       COMPANIES        COMPANIES          AMOUNT          TO NET
--------------------------------------------------------------------------------------------------------------------------------
AT DECEMBER 31, 2001:
    Life insurance in force.................     $169,252,000     $94,783,000              --      $74,469,000              --
                                                ================================================================================

AT DECEMBER 31, 2000:
    Life insurance in force.................     $196,334,000    $105,334,000              --      $91,000,000              --
                                                ================================================================================

AT DECEMBER 31, 1999:
    Life insurance in force.................     $225,000,000    $119,575,000              --     $105,425,000              --
                                                ================================================================================




                     FAS No. 142 - TRANSITIONAL DISCLOSURES


Had the Companies been accounting for goodwill under SFAS No. 142 for all periods presented, the Companies' net income would have been as follows:


                                                    For The Twelve       For The Twelve      For The Twelve
                                                     Months Ended         Months Ended        Months Ended
                                                   December 31, 2001   December 31, 2000    December 31, 1999
                                                    (in thousands)       (in thousands)      (in thousands)


   Reported net income after tax                        $(3,954)            $19,180              $11,214

   Add back goodwill amortization, net of tax             3,778               3,778                3,778
                                                  -------------------- ------------------- --------------------

   Adjusted net income after tax                        $  (176)            $22,958              $14,992
   ---------------------------------------------- -------------------- ------------------- --------------------


EXHIBITS

(b)

(1) Resolution of the board of directors of Depositor authorizing the establishment of the Registrant. (1)

(2)  N/A

(3)(a) Distribution Agreement between the Depositor and Directed
       Services, Inc. (1)
(b)  Dealers Agreement. (1)
(c)  Organizational Agreement. (1)
(d)(i)  Addendum to Organizational Agreement. (1)
   (ii) Expense Reimbursement Agreement. (1)
(e)  Assignment Agreement for Organizational Agreement. (1)

(4)(a) Individual Deferred Combination Variable and Fixed Annuity Contract. (4)
(b)  Group Deferred Combination Variable and Fixed Annuity Contract. (4)
(c)  Individual Deferred Variable Annuity Contract. (4)
(d)  Individual Retirement Annuity Rider Page. (1)
(e)  ROTH Individual Retirement Annuity Rider. (2)
(f)  Schedule Page to the Contract featuring The Galaxy VIP Fund. (5)
(g)  Minimum Guaranteed Accumulation Benefit Rider (REV) (11)
(h)  Minimum Guaranteed Income Benefit Rider (REV) (15)
(i)  Minimum Guaranteed Withdrawal Benefit Rider (REV) (11)
(j)  Living Benefit Rider Endorsement (Inforce Riders) (11)
(k)  Death Benefit Endorsement No.1 (REV)(7% Solution Enhanced) (11)
(l)  Death Benefit Endorsement No.2 (REV)(Ratchet Enhanced) (11)
(m)  Death Benefit Endorsement No.3 (REV)(Standard) (11)
(n)  Death Benefit Endorsement No.4 (REV)(Max 7 Enhanced) (11)
(o)  Death Benefit Endorsement No.5 (Base Death Benefit) (11)
(p)  Death Benefit Endorsement No.6 (Inforce Contracts) (11)
(q)  Earnings Enhancement Death Benefit Rider (11)

(5)(a)Individual Deferred Combination Variable and Fixed Annuity
       Application. (6)
(b)  Group Deferred Combination Variable and Fixed Annuity Enrollment Form. (6)
(c)  Individual Deferred Variable Annuity Application. (6)

(6)(a) Certificate of Amendment of the Restated Articles of Incorporation of Golden American, dated (03/01/95). (4)
(b)  By-Laws of Golden American, dated (01/07/94). (4)

(7)  Not applicable.

(8)(a) Participation Agreement between Golden American and Warburg Pincus
       Trust. (4)
(b) Participation Agreement between Golden American Life Insurance Company, The PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC (4)
(c)  Participation Agreement between Golden American and The Galaxy
     VIP Fund. (8)
(d) Administrative Services Agreement between Golden American and Equitable of Iowa companies. (3)
(e)  Service Agreement between Golden American and Directed Services, Inc. (3)
(f)  Service Agreement between Golden American and EISI. (3)
(g) Participation Agreement between Golden American and The Prudential Series Fund, Inc. (8)
(h) Participation Agreement between Golden American and ING Variable Insurance Trust. (8)
(i) Amendment to the Participation Agreement between Golden American and The Prudential Series Fund, Inc. (10)
(j)  Form of Participation Agreement between Golden American and ProFunds (11)
(m) Participation Agreement between Golden American and ING Variable Products Trust (13)
(n) Participation Agreement between Golden American and Pioneer Variable Contracts Trust (13)
(o) Participation Agreement between Golden American and Fidelity Distributors Corporation (13)
(p) Participation Agreement between Golden American and ING Variable Insurance Trust (13)
(q) Participation Agreement between Golden American and AIM Variable Insurance Funds, Inc. (13)
(r) Participation Agreement between Golden American and INVESCO Variable Investment Funds, Inc. (13)
(s) Participation Agreement between Golden American and The Prudential Series Fund, Inc. (13)

(9)  Opinion and Consent of Kimberly J. Smith

(10)(a) Consent of Ernst & Young LLP, Independent Auditors
    (b) Consent of Kimberly J. Smith, incorporated in Item 9 of this Part C, together with the Opinion of Kimberly J. Smith.

(11) Not applicable

(12) Not applicable

(13) Schedule of Performance Data (11)

(14) Not applicable

(15)(a) Powers of Attorney (13)
    (b) Power of Attorney of Keith Gubbay (14)

(16) Subsidiaries of ING Groep N.V. (13)

(1) Incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on September 24, 1997 (File Nos. 333-28755, 811-5626).

(2) Incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on February 12, 1998 (File Nos. 333-28755, 811-5626).

(3) Incorporated herein by reference to Post-Effective Amendment No. 2 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on April 30, 1998 (File Nos. 333-28755, 811-5626).

(4) Incorporated herein by reference to Post-Effective Amendment No. 5 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on April 23, 1999
     (File Nos. 333-28755, 811-5626).

(5) Incorporated herein by reference to Post-Effective Amendment No. 6 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on September 24, 1999 (File Nos. 333-28755, 811-5626).

(6) Incorporated herein by reference to Post-Effective Amendment No. 7 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on December 2, 1999 (File Nos. 333-28755, 811-5626).

(7) Incorporated herein by reference to Post-Effective Amendment No. 8 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on January 26, 2000 (File Nos. 333-28755, 811-5626).

(8) Incorporated herein by reference to Post-Effective Amendment No. 9 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on April 26, 2000 (File Nos. 333-28755, 811-5626).

(9) Incorporated herein by reference to Post-Effective Amendment No. 10 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on September 13, 2000 (File Nos. 333-28755, 811-5626).

(10) Incorporated herein by reference to Post-Effective Amendment No. 13 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on December 15, 2000 (File Nos. 333-28755, 811-5626).

(11) Incorporated herein by reference to Post-Effective Amendment No. 14 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on or about April 23, 2001 (File Nos. 333-28755, 811-5626).

(12) Incorporated herein by reference to Post-Effective Amendment No. 15 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on or about October 26, 2001 (File Nos. 333-28755, 811-5626).

(13) Incorporated herein by reference to Post-Effective Amendment No. 32 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B (File Nos. 033-23351, 811-5626).

(14) Incorporated herein by reference to Post-Effective Amendment No. 17 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on or about July 31, 2002 (File Nos. 333-28755, 811-5626).

(15) Incorporated herein by reference to Post-Effective Amendment No. 20 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on or about October 28, 2002 (File Nos. 333-28755, 811-5626).

ITEM 25:  DIRECTORS AND OFFICERS OF THE DEPOSITOR

                           Principal                  Position(s)
Name                    Business Address              with Depositor
----                    ----------------              --------------

Keith Gubbay           ING Insurance Operations      Director and President
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

Chris D. Schreier      ReliaStar Financial Corp.     Chief Financial Officer,
                       20 Washington Avenue South    Director and Senior Vice
                       Minneapolis, MN  55402        President

Boyd G. Combs          ING Insurance Operations      Senior Vice President
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

Jacques de Vaucleroy   ING Insurance Operations      Senior Vice President
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

Shaun P. Mathews       ING Financial Services        Senior Vice President
                       151 Farmington Avenue
                       Hartford, CT  06156

James R. Gelder        ReliaStar Financial Corp.     Senior Vice President
                       20 Washington Avenue South
                       Minneapolis, MN  55402

James R. McInnis       Golden American Life Ins. Co. Senior Vice President
                       1475 Dunwoody Drive
                       West Chester, PA  19380

Stephen J. Preston     Golden American Life Ins. Co. Senior Vice President
                       1475 Dunwoody Drive
                       West Chester, PA  19380

Thomas J. McInerney    ING Financial Services        Director
                       151 Farmington Avenue
                       Hartford, CT  06156

Mark A. Tullis         ING Insurance Operations      Director
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

P. Randall Lowery      ING Insurance Operations      Director
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

David L. Jacobson      Golden American Life Ins. Co. Vice President, Chief
                       1475 Dunwoody Drive           Compliance Officer and
                       West Chester, PA  19380       Assistant Secretary

David S. Pendergrass   ING Insurance Operations      Vice President and
                       5780 Powers Ferry Road        Treasurer
                       Atlanta, GA  30327-4390

Paula Cludray-Engelke  ReliaStar Financial Corp.     Secretary
                       20 Washington Avenue South
                       Minneapolis, MN  55402

ITEM 26: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Depositor owned 100% of the stock of a New York company, First Golden American Life Insurance Company of New York ("First Golden"). The primary purpose of First Golden was to offer variable products in the state of New York. First Golden was merged into ReliaStar Life Insurance Company of New York, an affiliate of the Depositor on April 1, 2002.

The following persons control or are under common control with the Depositor:

DIRECTED SERVICES, INC. ("DSI") - This corporation is a general business corporation organized under the laws of the State of New York, and is wholly owned by ING Groep, N.V. ("ING"). The primary purpose of DSI is to act as a broker-dealer in securities. It acts as the principal underwriter and distributor of variable insurance products including variable annuities as required by the SEC. The contracts are issued by the Depositor. DSI also has the power to carry on a general financial, securities, distribution, advisory or investment advisory business; to act as a general agent or broker for insurance companies and to render advisory, managerial, research and consulting services for maintaining and improving managerial efficiency and operation. DSI is also registered with the SEC as an investment adviser.

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding stock is owned and controlled by ING. Various companies and other entities controlled by ING may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth on the following organizational chart.

The subsidiaries of ING Groep N.V., as of February 5, 2002, are included in this Registration Statement as Exhibit 16.

ITEM 27:  NUMBER OF CONTRACT OWNERS

As of November 29, 2002, there are 123,858 qualified contract owners and 148,098 non-qualified contract owners in Golden American's Separate Account B.

ITEM 28: INDEMNIFICATION

Golden American shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of Golden American as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

Golden American may also, to the extent permitted by law, indemnify any other person who is or was serving Golden American in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

Golden American or its parents may purchase and maintain insurance on behalf of any such person or persons to be indemnified under the provision in the above paragraphs, against any such liability to the extent permitted by law.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 29: PRINCIPAL UNDERWRITER

(a) At present, Directed Services, Inc. ("DSI"), the Registrant's Distributor, also serves as principal underwriter for all contracts issued by Golden American. DSI is the principal underwriter for Separate Account A, Separate Account B, Equitable Life Insurance Company of Iowa Separate Account A, ReliaStar Life Insurance Company of New York Separate Account NY-B, Alger Separate Account A of Golden American and The GCG Trust.

(b) The following information is furnished with respect to the principal officers and directors of Directed Services, Inc., the Registrant's Distributor. The principal business address for each officer and director following is 1475 Dunwoody Drive, West Chester, PA 19380-1478, unless otherwise noted.

Name and Principal             Positions and Offices
Business Address               with Underwriter
--------------------            ---------------------

James R. McInnis               Director and President

Alan G. Hoden                  Director

Stephen J. Preston             Director

David S. Pendergrass           Vice President and Treasurer
ING Insurance Operations
5780 Powers Ferry Road
Atlanta, GA  30327-4390

David L. Jacobson              Senior Vice President

(c)
             2001 Net
Name of      Underwriting   Compensation
Principal    Discounts and      on        Brokerage
Underwriter  Commissions    Redemption    Commissions  Compensation
-----------  ------------   ------------- -----------  ------------
DSI          $229,726,411       $0            $0           $0


ITEM 30: LOCATION OF ACCOUNTS AND RECORDS

Accounts and records are maintained by Golden American Life Insurance Company at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478, ING Americas at 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390 and by Equitable Life Insurance Company of Iowa, an affiliate, at 909 Locust Street, Des Moines, Iowa 50309.

ITEM 31: MANAGEMENT SERVICES

None.

ITEM 32: UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and,

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS

1. The account meets the definition of a "separate account" under federal securities laws.

2. Golden American Life Insurance Company hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                             SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of West Chester and Commonwealth of Pennsylvania on this 20th day of December, 2002.



                                      SEPARATE ACCOUNT B
                                       (Registrant)

                                 By:  GOLDEN AMERICAN LIFE
                                      INSURANCE COMPANY
                                      (Depositor)

                                By:
                                     --------------------
                                     Keith Gubbay*
                                     President

Attest: /s/ Linda E. Senker
        ------------------------
         Linda E. Senker
         Counsel of Depositor

As required by the Securities Act of 1933, this Amendment to Registration Statement has been signed by the following persons in the capacities indicated on December 20, 2002.


Signature                     Title
---------                     -----

                             President
--------------------
Keith Gubbay*




                DIRECTORS OF DEPOSITOR



----------------------
Thomas J. McInerney*


----------------------
Chris D. Schreier*


----------------------
Mark A. Tullis*


----------------------
P. Randall Lowery*


Attest: /s/ Linda E. Senker
        ------------------------
         Linda E. Senker
         Counsel of Depositor

*Executed by Linda E. Senker on behalf of those indicated pursuant to Power of Attorney.

                                EXHIBIT INDEX

ITEM                EXHIBIT                                            PAGE #
----                -------                                            ------

(9)      Opinion and Consent of Kimberly J. Smith                     EX-99.B9

(10)(a)  Consent of Ernst & Young LLP, Independent Auditors           EX-99.B10A